Summary of Significant Accounting Policies and Basis of Presentation	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

Basis of presentation

The accompanying unaudited condensed consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP. In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. Operating results for the three months ended September 30, 2021 and for the period from January 11, 2021 (inception) through September 30, 2021 are not necessarily indicative of the results that may be expected through December 31, 2021.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto included in the prospectus filed by the Company with the SEC on March 25, 2021.

Restatement of Previously Issued Financial Statements

In preparation of the Company’s unaudited condensed consolidated financial statements as of and for quarterly period ended September 30, 2021, the Company concluded it should restate its previously issued financial statements to classify all Class A ordinary shares subject to possible redemption in temporary equity. In accordance with the

SEC and its staff’s guidance on redeemable equity instruments, ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity. Although the Company did not specify a maximum redemption threshold, its amended and stated memorandum and articles of association currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. As a result, the Company restated its previously filed financial statements to present all redeemable Class A ordinary shares as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering (including exercise of the over-allotment option). The Company’s previously filed financial statements that contained the error were reported in the Company’s Form 8-K filed with the SEC on March 31, 2021 (the “Post-IPO Balance Sheet”) and the Company’s Form 10-Qs for the quarterly periods ended March 31, 2021 and June 30, 2021 (the “Affected Quarterly Periods”).

The impact of the restatement to the Post-IPO Balance Sheet is an increase to Class A ordinary shares subject to possible redemption of approximately $34.3 million, a decrease to additional paid-in capital of $5.6 million, an increase to the accumulated deficit of $28.7 million, and the reclassification of par value of 3,433,013 Class A ordinary shares from permanent equity to Class A ordinary shares subject to possible redemption.

As of March 25, 2021	As Restated	Adjustment	As Restated
Total assets	$353,411,664	—	$353,411,664
Total liabilities	$32,741,792	—	$32,741,792
Class A ordinary shares subject to possible redemption	315,669,870	34,330,130	350,000,000
Preferred shares	—	—	—
Class A ordinary shares	343	(343)	—
Class B ordinary shares	1,006	—	1,006
Additional paid-in capital	5,632,580	(5,632,580)	—
Accumulated deficit	(633,927)	(28,697,207)	(29,331,134)
Total shareholders’ equity (deficit)	$5,000,002	$(34,330,130)	$(29,330,128)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$353,411,664	$—	$353,411,664

The impact of the restatement on the financial statements for the Affected Quarterly Periods is presented below.

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of March 31, 2021:

Form 10-Q (March 31, 2021) — for the period from January 11, 2021 (inception) through March 31, 2021

As of March 31, 2021	As Reported	Adjustment	As Restated
Total assets	$352,238,041	—	$352,238,041
Total liabilities	$31,383,762	—	$31,383,762
Class A ordinary shares subject to possible redemption	315,854,270	34,145,730	350,000,000
Preferred shares	—	—	—
Class A ordinary shares	341	(341)	—
Class B ordinary shares	1,006	—	1,006
Additional paid-in capital	5,663,632	(5,663,632)	—
Accumulated deficit	(664,970)	(28,481,757)	(29,146,727)
Total shareholders’ equity (deficit)	$5,000,009	$(34,145,730)	$(29,145,721)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$352,238,041	$—	$352,238,041

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the period from January 11, 2021 (inception) through March 31, 2021:

Form 10-Q (March 31, 2021) — for the period from January 11, 2021 (inception) through March 31, 2021

	As Reported	Adjustment	As Restated
Cash Flow from Operating Activities	$(1,148,996)	$—	$(1,148,996)
Cash Flows from Investing Activities	$(350,000,000)	$—	$(350,000,000)
Cash Flows from Financing Activities	$352,305,454	$—	$352,305,454
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses	$70,000	$—	$70,000
Offering costs paid by related party under promissory note	$74,500	$—	$74,500
Deferred underwriting commissions	$12,250,000	$—	$12,250,000
Initial value of Class A ordinary shares subject to possible redemption	$315,854,270	$(315,854,270)	$—

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of June 30, 2021:

Form 10-Q (June 30, 2021) — for the period from January 11, 2021 (inception) through June 30, 2021

As of June 30, 2021	As Reported	Adjustment	As Restated
Total assets	$383,961,447	—	$383,961,447
Total liabilities	$50,589,661	—	$50,589,661
Class A ordinary shares subject to possible redemption	328,371,780	54,222,790	382,594,570
Preferred shares	—	—	—
Class A ordinary shares	543	(543)	—
Class B ordinary shares	956	—	956
Additional paid-in capital	23,011,468	(23,011,468)	—
Accumulated deficit	(18,012,961)	(31,210,779)	(49,223,740)
Total shareholders’ equity (deficit)	$5,000,006	$(54,222,790)	$(49,222,784)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$383,961,447	$—	$383,961,447

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the period from January 11, 2021 (inception) through June 30, 2021:

Form 10-Q (June 30, 2021) — for the period from January 11, 2021 (inception) through June 30, 2021

	As Reported	Adjustment	As Restated
Cash Flow from Operating Activities	$(1,879,536)	$—	$(1,879,536)
Cash Flows from Investing Activities	$(382,594,570)	$—	$(382,594,570)
Cash Flows from Financing Activities	$384,908,713	$—	$384,908,713
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses	$70,000	$—	$70,000
Offering costs paid by related party under promissory note	$74,500	$—	$74,500
Deferred underwriting commissions	$13,390,810	$—	$13,390,810
Initial value of Class A ordinary shares subject to possible redemption	$334,712,170	$(334,712,170)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(6,340,391)	$6,340,391	$—

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of shareholders’ equity for the period from January 11, 2021 (inception) through June 30, 2021

For the Three Months Ended June 30, 2021 and for the Period From January 11, 2021
(Inception) through June 30, 2021

	Total Shareholders’ Equity (Deficit), As Reported	Adjustment	Total Shareholders’ Equity (Deficit), As Restated
Balance – January 11, 2021 (inception)	$—	$—	$—
Issuance of Class B ordinary shares to Sponsor	25,000	—	25,000
Sale of units in initial public offering, less fair value of derivative liabilities for public warrants	340,235,810	(340,235,810)	—
Excess cash received over the fair value of the private warrants	221,890	—	221,890
Offering costs	(18,963,451)	18,963,451	—
Shares subject to possible redemption	(315,854,270)	315,854,270	—
Accretion of Class A ordinary shares subject to possible redemption amount	—	(28,727,640)	(28,727,640)
Net loss	(664,970)	—	(664,970)
Balance – March 31, 2021 (Unaudited)	$5,000,009	$(34,145,729)	$(29,145,720)
Sale of units in initial public offering, less fair value of derivative liabilities for public warrants	31,603,700	$(31,603,700)	—
Offering costs	(1,738,203)	1,738,203	—
Forfeiture of Class B ordinary shares	—	—	—
Shares subject to possible redemption	(12,517,509)	12,517,509	—
Accretion of Class A ordinary shares subject to possible redemption amount	—	(2,729,073)	(2,729,073)
Net loss	(17,347,991)	—	(17,347,991)
Balance – June 30, 2021 (Unaudited)	$5,000,006	$(54,222,790)	$(49,222,784)

In connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company has restated its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares participate pro rata in the income and losses of the Company. The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per ordinary share is presented below for the Affected Quarterly Periods:

	EPS for Class A ordinary shares
	As Reported	Adjustment	As Adjusted
Form 10-Q (March 31, 2021) – for the period from January 11, 2021 (inception) through March 31, 2021
Net loss	$(664,970)	$—	$(664,970)
Weighted average shares outstanding	33,156,919	(29,800,755)	3,356,164
Basic and diluted earnings per share	$—	$(0.05)	$(0.05)
Form 10-Q (June 30, 2021) – three months ended June 30, 2021
Net loss	$(17,347,991)	$—	$(17,347,991)
Weighted average shares outstanding	31,599,183	6,230,455	37,829,638
Basic and diluted earnings per share	$—	$(0.37)	$(0.37)
Form 10-Q (June 30, 2021) – for the period from January 11, 2021 (inception) through June 30, 2021
Net loss	$(18,012,961)	$—	$(18,012,961)
Weighted average shares outstanding	31,713,657	(9,228,919)	22,484,738
Basic and diluted earnings per share	$—	$(0.57)	$(0.57)
	EPS for Class B ordinary shares
	As Reported	Adjustment	As Adjusted
Form 10-Q (March 31, 2021) – for the period from January 11, 2021 (inception) through March 31, 2021
Net loss	$(664,970)	$—	$(664,970)
Weighted average shares outstanding	8,922,428	(172,428)	8,750,000
Basic and diluted earnings per share	$0.07	$(0.12)	$(0.05)
Form 10-Q (June 30, 2021) – three months ended June 30, 2021
Net loss	$(17,347,991)	$—	$(17,347,991)
Weighted average shares outstanding	15,687,865	(6,230,456)	9,457,409
Basic and diluted earnings per share	$(1.11)	$0.74	$(0.37)
Form 10-Q (June 30, 2021) – for the period from January 11, 2021 (inception) through June 30, 2021
Net loss	$(18,012,961)	$—	$(18,012,961)
Weighted average shares outstanding	12,676,421	(3,533,895)	9,142,526
Basic and diluted earnings per share	$(1.42)	$0.85	$(0.57)

Emerging growth company

As an emerging growth company, the Company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used. This may make comparison of the Company’s financial statement with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of September 30, 2021.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000, and investments held in Trust Account. At September 30, 2021, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Investments held in trust account

The Company’s portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in net gain from cash equivalents held in Trust Account in the accompanying unaudited condensed consolidated statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Fair value of financial instruments

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:

•        Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•        Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative warrant liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued share purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Company accounts for 7,651,891 warrants issued in connection with its Initial Public Offering including over-allotment (“Public Warrants”) and 6,767,927 Private Placement Warrants as derivative warrant liabilities in accordance with ASC 815-40. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of operations. The fair value of warrants issued by the Company in connection with the Initial Public Offering and Private Placement has been estimated using Monte-Carlo simulations at each measurement date.

Offering costs associated with the Initial Public Offering

Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities are expensed as incurred, presented as non-operating expenses in the statements of operations. Offering costs associated with the Class A ordinary shares were charged against the carrying value of the Class A ordinary shares subject to possible redemption upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Class A ordinary shares subject to possible redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable

Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of the Initial Public Offering (including exercise of the over-allotment option), 38,259,457 Class A ordinary shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

Effective with the closing of the Initial Public Offering (including exercise of the over-allotment option), the Company recognized the accretion from initial book value to redemption amount, which resulted in charges against additional paid-in capital (to the extent available) and accumulated deficit.

Net loss per ordinary share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Income and losses are shared pro rata between the two classes of shares. Net income (loss) per ordinary share is calculated by dividing the net income (loss) by the weighted average number of ordinary shares outstanding for the respective period.

The calculation of diluted net income (loss) per ordinary share does not consider the effect of the warrants underlying the Units sold in the Initial Public Offering and the Private Placement Warrants to purchase 14,419,818 Class A ordinary shares because their exercise is contingent upon future events and their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted net income (loss) per share is the same as basic net income (loss) per share for the three months ended September 30, 2021 and for the period from January 11, 2021 (inception) through September 30, 2021. Accretion associated with the redeemable Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares:

	For the Three Months Ended September 30, 2021		For the Period From January 11, 2021 (Inception) Through September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary shares:
Numerator:
Allocation of net income (loss)	$9,003,541	$2,250,885	$(5,081,123)	$(1,677,412)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	38,259,457	9,564,864	28,153,778	9,294,304

Basic and diluted net income (loss) per ordinary share	$0.24	$0.24	$(0.18)	$(0.18)

Income taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman federal income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statement. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Recent accounting pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. The Company early adopted the ASU on January 11, 2021 (inception). Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.